Revenue - Schedule of Revenue (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Revenue [Line Items]
Total revenue	RM 47,867,433	$ 11,362,650	RM 19,655,442
Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	29,121,218	6,912,721	14,100,682
Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	18,746,215	4,449,929	5,554,760
Revenue from non-related parties [Member]
Schedule of Revenue [Line Items]
Total revenue	47,867,433	11,362,650	19,655,442
Performance obligation satisfied at point in time [Member] | Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	29,121,218	6,912,721	14,100,682
Performance obligation satisfied at point in time [Member] | Revenue from tangible products [Member]
Schedule of Revenue [Line Items]
Total revenue	18,746,215	4,449,929	5,554,760
Performance obligation satisfied at point in time [Member] | Subscription services [Member]
Schedule of Revenue [Line Items]
Total revenue	13,465,340	3,196,368	6,492,876
Performance obligation satisfied at point in time [Member] | Software consultation and development services [Member]
Schedule of Revenue [Line Items]
Total revenue	6,161,113	1,462,509	3,228,802
Performance obligation satisfied at point in time [Member] | Social media management services [Member]
Schedule of Revenue [Line Items]
Total revenue	3,501,177	831,101	1,876,013
Performance obligation satisfied at point in time [Member] | Data management & analysis services [Member]
Schedule of Revenue [Line Items]
Total revenue	5,993,588	1,422,743	2,502,991
Performance obligation satisfied at point in time [Member] | Food ordering kiosk with screen [Member]
Schedule of Revenue [Line Items]
Total revenue	10,575,550	2,510,397	2,932,245
Performance obligation satisfied at point in time [Member] | Power bank charging station [Member]
Schedule of Revenue [Line Items]
Total revenue	RM 8,170,665	$ 1,939,532	RM 2,622,515